UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05459

Templeton Global Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/14_

Item 1. Schedule of Investments.

Templeton Global Income Fund

Statement of Investments, May 31, 2014 (unaudited)

	Principal Amount*			Value
Foreign Government and Agency Securities 84.7%
Brazil 8.5%
Letra Tesouro Nacional, Strip, 1/01/15	5,380	[a]	BRL	$2,255,970
Nota Do Tesouro Nacional,
10.00%, 1/01/17	54,900	[a]	BRL	23,609,109
[b] Index Linked, 6.00%, 5/15/15	20,602	[a]	BRL	22,669,402
[b] Index Linked, 6.00%, 8/15/16	10,112	[a]	BRL	11,116,644
[b] Index Linked, 6.00%, 5/15/17	231	[a]	BRL	254,629
[b] Index Linked, 6.00%, 8/15/18	12,055	[a]	BRL	13,282,887
[b] Index Linked, 6.00%, 5/15/45	23,625	[a]	BRL	25,836,135
				99,024,776
Hungary 4.6%
Government of Hungary,
7.75%, 8/24/15	56,780,000		HUF	272,431
5.50%, 2/12/16	238,600,000		HUF	1,127,510
5.50%, 12/22/16	101,230,000		HUF	485,307
[c] 4.00%, 4/25/18	200,010,000		HUF	922,418
[c] 6.50%, 6/24/19	354,010,000		HUF	1,802,493
7.50%, 11/12/20	15,300,000		HUF	82,020
A, 8.00%, 2/12/15	111,800,000		HUF	522,949
A, 6.75%, 11/24/17	829,080,000		HUF	4,166,117
A, 5.50%, 12/20/18	112,900,000		HUF	550,936
A, 7.00%, 6/24/22	136,200,000		HUF	715,708
B, 6.75%, 2/24/17	236,530,000		HUF	1,169,802
[c] B, 5.50%, 6/24/25	94,950,000		HUF	456,098
D, 6.75%, 8/22/14	289,160,000		HUF	1,314,265
senior note, 6.25%, 1/29/20	3,535,000			3,981,294
senior note, 6.375%, 3/29/21	4,020,000			4,582,800
[d] senior note, Reg S, 3.50%, 7/18/16	905,000		EUR	1,274,609
[d] senior note, Reg S, 4.375%, 7/04/17	4,435,000		EUR	6,426,308
[d] senior note, Reg S, 5.75%, 6/11/18	12,690,000		EUR	19,397,223
[d] senior note, Reg S, 3.875%, 2/24/20	2,700,000		EUR	3,831,594
				53,081,882
Iceland 0.3%
[e]Government of Iceland, 144A, 5.875%, 5/11/22	3,450,000			3,805,109

Indonesia 2.8%
Government of Indonesia,
FR31, 11.00%, 11/15/20	141,798,000,000		IDR	14,067,822
FR34, 12.80%, 6/15/21	64,492,000,000		IDR	6,967,071
FR35, 12.90%, 6/15/22	37,356,000,000		IDR	4,094,714
FR36, 11.50%, 9/15/19	32,651,000,000		IDR	3,247,188
FR43, 10.25%, 7/15/22	4,826,000,000		IDR	464,863
senior bond, FR53, 8.25%, 7/15/21	29,878,000,000		IDR	2,599,296
Indonesia Retail Bond, senior note, 8.50%, 10/15/16	19,302,000,000		IDR	1,686,010
				33,126,964
Ireland 10.9%
Government of Ireland,
5.50%, 10/18/17	16,442,700		EUR	26,013,311
5.90%, 10/18/19	3,886,000		EUR	6,556,164
4.50%, 4/18/20	3,901,000		EUR	6,189,399
5.00%, 10/18/20	28,162,000		EUR	46,027,983
senior bond, 4.50%, 10/18/18	1,303,000		EUR	2,046,190
senior bond, 4.40%, 6/18/19	1,973,000		EUR	3,107,213
senior bond, 5.40%, 3/13/25	21,783,580		EUR	36,808,322
				126,748,582
Lithuania 2.4%
[e]Government of Lithuania, 144A,
6.75%, 1/15/15	15,000,000			15,561,375
7.375%, 2/11/20	8,825,000			10,882,549

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Global Income Fund

Statement of Investments, May 31, 2014 (unaudited) (continued)

6.125%, 3/09/21	1,160,000			1,365,012
				27,808,936
Malaysia 3.3%
Government of Malaysia,
3.434%, 8/15/14	15,945,000		MYR	4,962,981
3.741%, 2/27/15	24,130,000		MYR	7,539,124
3.835%, 8/12/15	11,765,000		MYR	3,685,708
4.72%, 9/30/15	4,770,000		MYR	1,511,983
3.197%, 10/15/15	21,625,000		MYR	6,722,174
senior bond, 4.262%, 9/15/16	23,230,000		MYR	7,363,390
senior note, 3.172%, 7/15/16	20,130,000		MYR	6,237,421
				38,022,781
Mexico 4.8%
Government of Mexico,
7.00%, 6/19/14	864,900	[f]	MXN	6,741,083
9.50%, 12/18/14	463,500	[f]	MXN	3,720,903
6.00%, 6/18/15	7,820	[f]	MXN	62,276
8.00%, 12/17/15	507,000	[f]	MXN	4,193,964
6.25%, 6/16/16	354,030	[f]	MXN	2,881,475
7.25%, 12/15/16	3,702,400	[f]	MXN	31,017,629
[g]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	103,259	[h]	MXN	823,664
5.00%, 6/16/16	264,450	[h]	MXN	2,239,635
3.50%, 12/14/17	204,640	[h]	MXN	1,732,270
4.00%, 6/13/19	119,005	[h]	MXN	1,041,191
2.50%, 12/10/20	93,849	[h]	MXN	762,195
				55,216,285
Peru 3.5%
Government of Peru,
9.91%, 5/05/15	6,500,000		PEN	2,485,165
senior bond, 7.84%, 8/12/20	93,349,000		PEN	38,641,102
				41,126,267
Philippines 0.1%
Government of the Philippines,
senior bond, 7.00%, 1/27/16	4,250,000		PHP	102,922
senior bond, 9.125%, 9/04/16	2,270,000		PHP	57,868
senior note, 1.625%, 4/25/16	49,500,000		PHP	1,117,447
				1,278,237
Poland 11.7%
Government of Poland,
5.50%, 4/25/15	10,200,000		PLN	3,445,410
6.25%, 10/24/15	29,604,000		PLN	10,219,985
5.00%, 4/25/16	32,530,000		PLN	11,159,938
4.75%, 10/25/16	210,985,000		PLN	72,608,648
5.75%, 9/23/22	60,500,000		PLN	22,959,217
[i] FRN, 2.72%, 1/25/17	22,569,000		PLN	7,426,067
[i] FRN, 2.72%, 1/25/21	22,894,000		PLN	7,447,430
				135,266,695
Russia 0.5%
[e]Government of Russia, senior bond, 144A, 7.50%, 3/31/30	4,680,605			5,439,682

Serbia 0.6%
[e]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	1,930,000			2,038,562
7.25%, 9/28/21	4,140,000			4,820,782
				6,859,344
Singapore 0.0%†
Government of Singapore, senior note, 1.125%, 4/01/16	300,000		SGD	242,417

Slovenia 1.0%
[e]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	6,460,000			7,105,871

Templeton Global Income Fund

Statement of Investments, May 31, 2014 (unaudited) (continued)

5.85%, 5/10/23	3,710,000		4,165,013
			11,270,884
South Korea 16.3%
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	2,986,000,000	KRW	2,921,213
senior bond, 2.80%, 8/02/15	18,216,010,000	KRW	17,870,037
senior bond, 2.81%, 10/02/15	8,004,000,000	KRW	7,852,891
senior note, 3.28%, 6/02/14	14,125,220,000	KRW	13,838,758
senior note, 2.57%, 6/09/14	3,393,000,000	KRW	3,324,193
senior note, 2.82%, 8/02/14	279,400,000	KRW	273,845
senior note, 2.78%, 10/02/14	1,114,000,000	KRW	1,092,076
senior note, 2.84%, 12/02/14	1,064,660,000	KRW	1,044,285
senior note, 2.74%, 2/02/15	1,859,780,000	KRW	1,823,419
senior note, 2.76%, 6/02/15	24,544,700,000	KRW	24,068,378
senior note, 2.90%, 12/02/15	41,563,400,000	KRW	40,836,456
senior note, 2.78%, 2/02/16	15,212,670,000	KRW	14,916,003
senior note, 2.80%, 4/02/16	17,746,990,000	KRW	17,403,839
Korea Treasury Bond,
senior bond, 5.25%, 9/10/15	4,000,000,000	KRW	4,042,594
senior bond, 4.00%, 3/10/16	621,000,000	KRW	621,520
senior note, 3.25%, 12/10/14	3,086,840,000	KRW	3,034,152
senior note, 4.50%, 3/10/15	310,500,000	KRW	308,446
senior note, 3.25%, 6/10/15	1,121,500,000	KRW	1,105,092
senior note, 4.00%, 9/10/15	1,635,500,000	KRW	1,628,161
senior note, 2.75%, 12/10/15	4,768,900,000	KRW	4,674,456
senior note, 2.75%, 6/10/16	14,048,300,000	KRW	13,762,669
senior note, 3.00%, 12/10/16	12,595,000,000	KRW	12,400,417
			188,842,900
Sri Lanka 3.0%
Government of Sri Lanka,
8.25%, 3/01/17	32,710,000	LKR	252,470
10.60%, 7/01/19	16,000,000	LKR	130,824
11.20%, 7/01/22	55,890,000	LKR	458,178
A, 11.25%, 7/15/14	585,500,000	LKR	4,513,042
A, 11.75%, 3/15/15	6,880,000	LKR	54,632
A, 6.50%, 7/15/15	194,620,000	LKR	1,483,134
A, 11.00%, 8/01/15	1,103,400,000	LKR	8,819,077
A, 8.50%, 11/01/15	115,700,000	LKR	901,799
A, 6.40%, 8/01/16	87,600,000	LKR	656,570
A, 5.80%, 1/15/17	88,200,000	LKR	642,213
A, 7.50%, 8/15/18	20,760,000	LKR	153,545
A, 8.00%, 11/15/18	413,650,000	LKR	3,086,054
A, 9.00%, 5/01/21	702,230,000	LKR	5,216,670
B, 6.60%, 6/01/14	53,400,000	LKR	409,538
B, 6.40%, 10/01/16	96,500,000	LKR	719,247
B, 8.50%, 7/15/18	119,270,000	LKR	915,566
C, 8.50%, 4/01/18	359,370,000	LKR	2,760,232
D, 8.50%, 6/01/18	515,850,000	LKR	3,960,692
			35,133,483
[j]Supranational 1.4%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	185,000,000	MXN	16,592,253

Sweden 3.4%
Government of Sweden, 4.50%, 8/12/15	248,660,000	SEK	38,938,774

Ukraine 4.7%
[e]Government of Ukraine,
144A, 9.25%, 7/24/17	49,890,000		49,453,462
senior bond, 144A, 7.80%, 11/28/22	2,240,000		2,069,200
senior note, 144A, 7.95%, 2/23/21	350,000		332,719

Templeton Global Income Fund
Statement of Investments, May 31, 2014 (unaudited) (continued)
senior note, 144A, 7.50%, 4/17/23	3,290,000		3,027,540
			54,882,921
Vietnam 0.9%
[e]Government of Vietnam, 144A, 6.75%, 1/29/20	9,270,000		10,521,172
Total Foreign Government and Agency Securities (Cost $919,032,643)			983,230,344

Short Term Investments 12.6%
Foreign Government and Agency Securities 4.7%
Hungary 0.0%†
[k]Hungary Treasury Bill, 6/25/14	21,480,000	HUF	96,568
Malaysia 0.7%
[k]Bank of Negara Monetary Notes, 7/08/14 - 5/05/15	27,640,000	MYR	8,506,808
Philippines 0.8%
[k]Philippine Treasury Bills, 7/02/14 - 4/08/15	419,570,000	PHP	9,528,109
Singapore 2.2%
[k]Monetary Authority of Singapore Treasury Bill, 7/11/14	26,170,000	SGD	20,864,374
[k]Monetary Authority of Singapore Treasury Bills, 7/25/14 - 9/30/14	5,080,000	SGD	4,047,470
			24,911,844
South Korea 0.3%
Korea Monetary Stabilization Bond, senior bond, 2.72%, 9/09/14	3,353,000,000	KRW	3,286,029
Sweden 0.7%
[k]Sweden Treasury Bills, 8/20/14 - 9/17/14	52,410,000	SEK	7,820,621
Total Foreign Government and Agency Securities (Cost $54,279,528)			54,149,979
Total Investments before Money Market Funds (Cost $973,312,171)			1,037,380,323
	Shares
Money Market Funds (Cost $91,606,226) 7.9%
United States 7.9%
[l,m] Institutional Fiduciary Trust Money Market Portfolio	91,606,226		91,606,226
Total Investments (Cost $1,064,918,397) 97.3%			1,128,986,549
Other Assets, less Liabilities 2.7%			31,404,967
Net Assets 100.0%			$1,160,391,516

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c A portion or all of the security purchased on a delayed delivery basis.
d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2014, the aggregate value of these securities was $30,929,734, representing 2.67% of net assets.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
May 31, 2014, the aggregate value of these securities was $120,588,048, representing 10.39% of net assets.
f Principal amount is stated in 100 Mexican Peso Units.
g Principal amount of security is adjusted for inflation.
h Principal amount is stated in 100 Unidad de Inversion Units.
i The coupon rate shown represents the rate at period end.
j A supranational organization is an entity formed by two or more central governments through international treaties.

Templeton Global Income Fund

Statement of Investments, May 31, 2014 (unaudited) (continued)

k The security is traded on a discount basis with no stated coupon rate.
l Non-income producing.
m The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At May 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date	Appreciation	Depreciation
Indian Rupee	DBAB	Buy	71,050,000	1,128,172		6/03/14	$71,504	$-
Indian Rupee	DBAB	Sell	71,050,000	1,203,554		6/03/14	3,878	-
Indian Rupee	HSBK	Buy	139,262,000	2,202,049		6/03/14	149,383	-
Indian Rupee	HSBK	Sell	139,262,000	2,359,033		6/03/14	7,601	-
Chilean Peso	BZWS	Buy	1,898,900,000	3,365,054		6/05/14	88,735	-
Chilean Peso	MSCO	Buy	521,800,000	924,849		6/06/14	24,115	-
Euro	DBAB	Sell	3,495,500	4,589,854		6/09/14	-	(175,294)
Japanese Yen	CITI	Sell	153,700,000	1,549,864		6/09/14	39,575	-
Japanese Yen	HSBK	Sell	230,100,000	2,324,008		6/09/14	62,997	-
Japanese Yen	JPHQ	Sell	154,300,000	1,549,741		6/09/14	33,557	-
Japanese Yen	BZWS	Sell	474,230,000	4,873,084		6/10/14	213,171	-
Japanese Yen	HSBK	Sell	505,050,000	5,221,126		6/10/14	258,368	-
Japanese Yen	JPHQ	Sell	342,500,000	3,480,817		6/10/14	115,319	-
Japanese Yen	DBAB	Sell	167,200,000	1,739,927		6/11/14	96,964	-
Japanese Yen	JPHQ	Sell	467,930,000	4,873,073		6/11/14	275,037	-
Polish Zloty	CITI	Buy	5,203,000	1,186,464	EUR	6/11/14	94,757	-
Polish Zloty	DBAB	Buy	26,670,000	6,125,824	EUR	6/12/14	424,994	-
Euro	DBAB	Sell	3,756,000	4,987,029		6/13/14	-	(133,198)
Swedish Krona	DBAB	Buy	93,370,021	10,328,542	EUR	6/13/14	-	(131,175)
Swedish Krona	DBAB	Sell	93,370,021	10,379,637	EUR	6/13/14	200,827	-
Japanese Yen	CITI	Sell	230,997,000	2,431,547		6/16/14	161,623	-
Japanese Yen	JPHQ	Sell	197,300,000	2,088,162		6/17/14	149,354	-
Japanese Yen	DBAB	Sell	187,160,000	1,821,579		6/20/14	-	(17,621)
Malaysian Ringgit	HSBK	Buy	12,077,292	3,705,486		6/24/14	45,905	-
Indian Rupee	DBAB	Buy	108,491,000	1,755,859		6/26/14	70,804	-
Indian Rupee	DBAB	Buy	208,232,400	3,401,518		6/30/14	102,663	-
Indian Rupee	JPHQ	Buy	73,333,000	1,237,333		6/30/14	-	(3,269)
Malaysian Ringgit	HSBK	Buy	4,516,266	1,387,955		6/30/14	14,498	-
Swedish Krona	UBSW	Buy	87,325,000	9,856,874	EUR	6/30/14	-	(394,962)
Indian Rupee	HSBK	Buy	69,631,000	1,175,534		7/03/14	-	(4,301)
Swedish Krona	BZWS	Buy	150,288,486	17,095,721	EUR	7/03/14	-	(860,433)
Indian Rupee	HSBK	Buy	173,786,000	2,840,592		7/07/14	80,819	-
Indian Rupee	DBAB	Buy	110,524,000	1,800,021		7/15/14	55,685	-
Euro	BZWS	Sell	894,000	1,168,816		7/16/14	-	(49,880)
Euro	MSCO	Sell	1,228,000	1,602,061		7/16/14	-	(71,941)
Euro	UBSW	Sell	2,276,000	2,972,263		7/16/14	-	(130,367)
Swedish Krona	UBSW	Buy	45,098,000	5,120,234	EUR	7/16/14	-	(246,195)
Indian Rupee	DBAB	Buy	237,003,000	3,855,776		7/17/14	122,319	-
Euro	BZWS	Sell	1,403,000	1,845,296		7/18/14	-	(67,269)
Malaysian Ringgit	DBAB	Buy	9,759,000	2,304,368	EUR	7/18/14	-	(113,574)

Templeton Global Income Fund
Statement of Investments, May 31, 2014 (unaudited) (continued)
Euro	DBAB	Sell	772,000	1,012,725		7/22/14	-	(39,667)
Euro	MSCO	Sell	905,000	1,185,496		7/22/14	-	(48,202)
Indian Rupee	JPHQ	Buy	33,196,000	539,461		7/22/14	17,313	-
Malaysian Ringgit	DBAB	Buy	75,842,000	23,351,807		7/22/14	173,432	-
Malaysian Ringgit	DBAB	Buy	11,019,000	2,581,469	EUR	7/22/14	-	(101,108)
Euro	DBAB	Sell	701,000	921,128		7/23/14	-	(34,478)
Japanese Yen	CITI	Sell	178,564,000	1,794,860		7/24/14	39,735	-
Japanese Yen	JPHQ	Sell	275,000,000	2,760,213		7/24/14	57,206	-
Euro	DBAB	Sell	1,802,000	2,383,386		7/25/14	-	(73,112)
Euro	GSCO	Sell	1,800,000	2,382,948		7/25/14	-	(70,824)
Japanese Yen	JPHQ	Sell	95,800,000	966,456		7/25/14	24,821	-
Malaysian Ringgit	DBAB	Buy	117,760,000	36,563,480		7/25/14	-	(41,353)
Malaysian Ringgit	DBAB	Buy	14,167,000	3,325,743	EUR	7/25/14	-	(139,916)
Chilean Peso	DBAB	Buy	1,739,030,000	3,138,477		7/28/14	6,217	-
Euro	CITI	Sell	960,795	1,272,405		7/28/14	-	(37,361)
Swedish Krona	DBAB	Buy	45,098,000	5,187,196	EUR	7/29/14	-	(338,816)
Chilean Peso	DBAB	Buy	561,810,000	1,000,196		7/30/14	15,517	-
Chilean Peso	JPHQ	Buy	596,880,000	1,069,294		7/30/14	9,822	-
Indian Rupee	HSBK	Buy	397,766,000	6,380,969		7/30/14	282,336	-
Malaysian Ringgit	JPHQ	Buy	48,000,000	14,727,992		7/30/14	154,729	-
Malaysian Ringgit	JPHQ	Buy	14,167,000	3,286,854	EUR	7/30/14	-	(88,112)
Swedish Krona	DBAB	Buy	89,650,000	10,144,501	EUR	7/30/14	-	(445,923)
Chilean Peso	MSCO	Buy	1,235,940,000	2,322,977		7/31/14	-	(88,705)
Euro	JPHQ	Sell	6,683,000	8,884,480		7/31/14	-	(225,888)
Indian Rupee	DBAB	Buy	153,987,100	2,494,563		7/31/14	84,570	-
Indian Rupee	JPHQ	Buy	73,333,000	1,232,550		7/31/14	-	(4,294)
Malaysian Ringgit	HSBK	Buy	1,687,000	514,439		7/31/14	8,591	-
Malaysian Ringgit	JPHQ	Buy	8,765,000	2,596,575		7/31/14	120,889	-
Chilean Peso	DBAB	Buy	1,123,610,000	2,014,071		8/01/14	16,938	-
Euro	GSCO	Sell	6,683,000	8,871,749		8/01/14	-	(238,631)
Euro	HSBK	Sell	6,684,000	8,859,174		8/04/14	-	(252,603)
Euro	BZWS	Sell	4,094,000	5,429,627		8/05/14	-	(151,412)
Euro	JPHQ	Sell	893,000	1,181,174		8/06/14	-	(36,187)
Malaysian Ringgit	HSBK	Buy	170,000	50,340		8/06/14	2,345	-
Malaysian Ringgit	HSBK	Buy	170,000	50,693		8/07/14	1,988	-
Euro	CITI	Sell	660,514	879,342		8/08/14	-	(21,090)
Euro	CITI	Sell	191,388	255,022		8/11/14	-	(5,885)
Euro	DBAB	Sell	1,775,000	2,366,696		8/11/14	-	(53,044)
Euro	JPHQ	Sell	2,248,000	2,993,482		8/11/14	-	(71,068)
Chilean Peso	DBAB	Buy	727,600,000	1,289,042		8/12/14	24,734	-
Euro	GSCO	Sell	1,183,000	1,583,848		8/12/14	-	(28,860)
Indian Rupee	HSBK	Buy	29,570,000	485,062		8/12/14	9,213	-
Malaysian Ringgit	HSBK	Buy	3,400,000	1,032,901		8/12/14	20,372	-
South Korean Won	HSBK	Buy	8,324,000,000	707,726,839	JPY	8/12/14	1,165,785	-
Indian Rupee	HSBK	Buy	74,630,000	1,223,563		8/13/14	23,700	-
Chilean Peso	DBAB	Buy	1,653,630,000	2,936,654		8/18/14	47,438	-
South Korean Won	JPHQ	Buy	980,000,000	865,877		8/18/14	90,158	-
Indian Rupee	JPHQ	Buy	159,192,000	2,639,365		8/19/14	18,486	-
Japanese Yen	DBAB	Sell	687,444,000	7,003,515		8/19/14	245,396	-
Chilean Peso	JPHQ	Buy	664,600,000	1,191,787		8/20/14	7,297	-

Templeton Global Income Fund
Statement of Investments, May 31, 2014 (unaudited) (continued)
Chilean Peso	MSCO	Buy	617,690,000	1,160,701		8/20/14	-	(46,253)
Japanese Yen	HSBK	Sell	1,286,140,000	13,259,175		8/20/14	615,318	-
Japanese Yen	JPHQ	Sell	926,943,000	9,535,219		8/20/14	422,576	-
Indian Rupee	DBAB	Buy	68,380,000	1,153,198		8/21/14	-	(11,914)
Mexican Peso	HSBK	Buy	21,920,000	1,633,566		8/21/14	60,121	-
Japanese Yen	BZWS	Sell	307,053,000	3,166,801		8/22/14	148,168	-
Euro	BZWS	Sell	1,464,790	1,963,683		8/25/14	-	(33,204)
Japanese Yen	CITI	Sell	613,483,000	6,315,354		8/25/14	284,095	-
Japanese Yen	DBAB	Sell	303,441,000	3,122,271		8/25/14	139,089	-
Japanese Yen	HSBK	Sell	608,984,000	6,252,980		8/25/14	265,952	-
Japanese Yen	BZWS	Sell	860,890,000	8,757,782		8/26/14	294,166	-
Japanese Yen	JPHQ	Sell	612,179,000	6,227,565		8/26/14	209,087	-
Swedish Krona	DBAB	Buy	28,384,373	3,229,975	EUR	8/26/14	-	(167,302)
Swedish Krona	UBSW	Buy	91,000,000	10,365,645	EUR	8/26/14	-	(550,520)
Chilean Peso	DBAB	Buy	1,106,070,000	1,962,509		8/27/14	31,719	-
Euro	JPHQ	Sell	3,821,732	5,110,535		8/27/14	-	(99,484)
Indian Rupee	DBAB	Buy	108,491,000	1,829,975		8/27/14	-	(21,038)
Japanese Yen	DBAB	Sell	509,728,000	5,164,417		8/27/14	153,127	-
Japanese Yen	HSBK	Sell	980,688,000	9,937,358		8/27/14	295,916	-
Japanese Yen	JPHQ	Sell	450,908,000	4,574,843		8/27/14	141,830	-
Chilean Peso	JPHQ	Buy	364,500,000	646,162		8/28/14	10,962	-
Indian Rupee	DBAB	Buy	153,987,100	2,574,389		8/28/14	-	(7,296)
Indian Rupee	HSBK	Buy	54,730,000	914,804		8/28/14	-	(2,410)
Indian Rupee	JPHQ	Buy	73,333,000	1,226,571		8/28/14	-	(4,049)
Euro	DBAB	Sell	577,980	771,834		8/29/14	-	(16,106)
Japanese Yen	JPHQ	Sell	304,127,000	3,130,022		8/29/14	140,016	-
Euro	DBAB	Sell	947,000	1,254,112		9/03/14	-	(36,915)
Indian Rupee	DBAB	Buy	71,050,000	1,188,654		9/03/14	-	(5,598)
Indian Rupee	HSBK	Buy	69,631,000	1,164,427		9/03/14	-	(4,999)
Chilean Peso	DBAB	Buy	2,256,815,000	3,961,858		9/05/14	103,458	-
Euro	DBAB	Sell	3,495,500	4,612,976		9/05/14	-	(152,394)
Chilean Peso	DBAB	Buy	1,166,790,000	2,047,719		9/08/14	53,443	-
Mexican Peso	HSBK	Buy	82,460,700	6,181,462		9/10/14	179,928	-
Singapore Dollar	DBAB	Buy	9,461,270	7,463,100		9/15/14	82,477	-
Chilean Peso	DBAB	Buy	2,298,030,000	3,945,116		9/17/14	189,428	-
Euro	BZWS	Sell	370,478	494,959		9/19/14	-	(10,125)
Euro	BZWS	Sell	899,632	1,217,886		9/24/14	-	(8,623)
Chilean Peso	DBAB	Buy	1,107,150,000	2,114,900		9/30/14	-	(125,561)
Japanese Yen	JPHQ	Sell	130,931,000	1,327,867		9/30/14	40,330	-
Chilean Peso	DBAB	Buy	1,176,260,000	2,096,720		10/06/14	15,519	-
Chilean Peso	CITI	Buy	219,208,545	421,312		10/20/14	-	(28,228)
Euro	HSBK	Sell	11,729,000	15,928,334		10/20/14	-	(63,256)
Malaysian Ringgit	JPHQ	Buy	6,080,000	1,879,385		10/20/14	-	(3,887)
Mexican Peso	DBAB	Buy	67,596,340	5,154,124		10/21/14	43,319	-
Japanese Yen	BZWS	Sell	146,100,000	1,498,154		10/22/14	61,222	-
Malaysian Ringgit	HSBK	Buy	10,989,000	3,426,353		10/22/14	-	(36,982)
Mexican Peso	DBAB	Buy	62,150,960	4,722,717		10/22/14	55,649	-
Mexican Peso	CITI	Buy	21,771,590	1,641,157		10/23/14	32,578	-
Euro	DBAB	Sell	6,027,000	8,323,227		10/24/14	105,803	-
Malaysian Ringgit	DBAB	Buy	8,263,000	2,565,751		10/24/14	-	(17,474)

Templeton Global Income Fund
Statement of Investments, May 31, 2014 (unaudited) (continued)
Malaysian Ringgit	HSBK	Buy	5,510,477	1,701,815		10/24/14	-	(2,405)
Chilean Peso	BZWS	Buy	47,431,000	90,742		10/27/14	-	(5,749)
Euro	BZWS	Sell	2,780,907	3,845,194		10/27/14	53,582	-
Chilean Peso	DBAB	Buy	94,814,000	180,529		10/29/14	-	(10,663)
Euro	DBAB	Sell	1,646,550	2,273,902		10/31/14	28,903	-
Malaysian Ringgit	JPHQ	Buy	5,507,000	1,722,014		10/31/14	-	(24,389)
Swedish Krona	BZWS	Buy	29,978,900	3,304,152	EUR	10/31/14	-	(34,339)
Euro	DBAB	Sell	111,459	153,373		11/03/14	1,403	-
Euro	BZWS	Sell	783,291	1,059,323		11/05/14	-	(8,672)
Japanese Yen	CITI	Sell	104,080,747	1,058,699		11/10/14	34,897	-
Euro	JPHQ	Sell	517,652	690,258		11/12/14	-	(15,557)
Japanese Yen	HSBK	Sell	286,780,000	2,908,519		11/12/14	87,534	-
Japanese Yen	JPHQ	Sell	102,242,000	1,033,896		11/13/14	28,159	-
Japanese Yen	MSCO	Sell	245,000,000	2,465,682		11/14/14	55,641	-
Euro	DBAB	Sell	398,651	535,875		11/17/14	-	(7,689)
Japanese Yen	CITI	Sell	183,499,000	1,853,151		11/17/14	48,051	-
Japanese Yen	SCNY	Sell	103,657,300	1,045,797		11/17/14	26,108	-
Euro	DBAB	Sell	817,802	1,101,498		11/19/14	-	(13,587)
Japanese Yen	CITI	Sell	733,240,000	7,339,887		11/19/14	126,818	-
Japanese Yen	DBAB	Sell	592,373,000	5,926,100		11/19/14	98,777	-
Malaysian Ringgit	DBAB	Buy	5,266,040	1,615,994		11/19/14	5,504	-
Euro	JPHQ	Sell	5,056,324	6,844,301		11/20/14	-	(50,082)
Japanese Yen	CITI	Sell	823,639,000	8,264,489	EUR	11/20/14	162,085	-
Japanese Yen	HSBK	Sell	154,574,000	1,550,220	EUR	11/20/14	29,625	-
Japanese Yen	JPHQ	Sell	532,106,000	5,335,446		11/20/14	100,946	-
Malaysian Ringgit	HSBK	Buy	3,175,000	975,123	EUR	11/20/14	2,452	-
Chilean Peso	DBAB	Buy	1,650,520,000	2,900,228	EUR	11/28/14	47,918	-
Euro	DBAB	Sell	820,797	1,112,180		11/28/14	-	(7,012)
Chilean Peso	DBAB	Buy	497,300,000	872,303		12/01/14	15,709	-
Euro	HSBK	Sell	3,548,865	4,844,200		12/09/14	5,015	-
Euro	SCNY	Sell	1,325,806	1,811,223		12/09/14	3,372	-
Malaysian Ringgit	JPHQ	Buy	16,656,368	5,059,343		12/17/14	60,854	-
Japanese Yen	DBAB	Sell	186,830,000	1,821,514		12/22/14	-	(16,940)
Japanese Yen	HSBK	Sell	187,120,000	1,821,545		12/22/14	-	(19,764)
Japanese Yen	BZWS	Sell	132,990,000	1,282,511		12/26/14	-	(26,195)
Japanese Yen	CITI	Sell	207,460,000	2,000,667	EUR	12/26/14	-	(40,872)
Japanese Yen	GSCO	Sell	69,178,000	667,027		1/08/15	-	(13,816)
Malaysian Ringgit	DBAB	Buy	6,824,400	2,033,916	EUR	1/08/15	61,169	-
Malaysian Ringgit	JPHQ	Buy	3,602,500	1,075,116		1/08/15	30,848	-
Malaysian Ringgit	JPHQ	Buy	1,937,000	578,485		1/09/15	16,137	-
Chilean Peso	MSCO	Buy	1,432,600,000	2,597,407		1/12/15	-	(49,770)
Malaysian Ringgit	JPHQ	Buy	581,000	173,692		1/12/15	4,632	-
Euro	SCNY	Sell	15,057,111	20,462,764		1/13/15	-	(71,023)
Japanese Yen	CITI	Sell	94,950,000	907,831	EUR	1/13/15	-	(26,703)
Euro	CITI	Sell	2,459,575	3,358,304		1/14/15	4,105	-
Euro	JPHQ	Sell	3,792,783	5,184,734		1/14/15	12,399	-
Japanese Yen	BZWS	Sell	237,550,000	2,290,656	EUR	1/15/15	-	(47,445)
Japanese Yen	HSBK	Sell	372,780,000	3,584,423		1/15/15	-	(84,688)
Japanese Yen	JPHQ	Sell	154,420,000	1,488,895		1/15/15	-	(30,994)
Japanese Yen	DBAB	Sell	95,240,000	921,377		1/16/15	-	(16,038)

Templeton Global Income Fund
Statement of Investments, May 31, 2014 (unaudited) (continued)
Japanese Yen	SCNY	Sell	219,020,000	2,119,771		1/16/15	-	(35,969)
Malaysian Ringgit	JPHQ	Buy	1,392,000	419,416	EUR	1/16/15	7,723	-
Euro	BZWS	Sell	1,052,000	1,433,876		1/21/15	-	(798)
Euro	JPHQ	Sell	2,459,575	3,342,255		1/22/15	-	(12,022)
Chilean Peso	DBAB	Buy	1,968,980,000	3,557,326		1/23/15	-	(59,591)
Chilean Peso	DBAB	Buy	2,792,880,000	4,947,091		1/26/15	12,783	-
Euro	BZWS	Sell	4,351,556	5,954,604		1/27/15	20,026	-
Japanese Yen	DBAB	Sell	631,276,974	6,182,928		1/28/15	-	(31,247)
Japanese Yen	HSBK	Sell	817,266,455	7,986,109		1/28/15	-	(58,913)
Euro	DBAB	Sell	338,000	461,286	EUR	1/30/15	323	-
Chilean Peso	DBAB	Buy	1,048,520,000	1,849,894		2/04/15	10,536	-
Malaysian Ringgit	JPHQ	Buy	6,651,000	1,965,484		2/04/15	73,092	-
Chilean Peso	BZWS	Buy	726,200,000	1,249,269	EUR	2/10/15	38,502	-
Euro	BZWS	Sell	6,294,000	8,562,672		2/10/15	-	(21,330)
Euro	CITI	Sell	8,393,000	11,413,389		2/10/15	-	(33,311)
Euro	HSBK	Sell	7,662,000	10,421,163		2/10/15	-	(28,571)
Japanese Yen	CITI	Sell	152,232,000	1,499,409		2/10/15	674	-
South Korean Won	HSBK	Buy	6,054,254,000	5,542,159	EUR	2/10/15	315,299	-
Euro	BZWS	Sell	17,259,000	23,467,062	EUR	2/11/15	-	(71,503)
Chilean Peso	MSCO	Buy	1,630,490,000	2,832,679		2/12/15	58,107	-
Japanese Yen	GSCO	Sell	110,363,000	1,080,909		2/12/15	-	(5,644)
Euro	SCNY	Sell	6,873,000	9,403,776		2/13/15	30,029	-
Chilean Peso	CITI	Buy	2,019,520,000	3,532,482		2/17/15	46,292	-
Chilean Peso	DBAB	Buy	606,970,000	1,056,335		2/17/15	19,271	-
Japanese Yen	GSCO	Sell	85,279,140	839,651		2/18/15	6	-
Japanese Yen	JPHQ	Sell	100,450,000	989,236		2/18/15	221	-
Euro	JPHQ	Sell	12,428,000	17,043,946		2/19/15	93,708	-
Malaysian Ringgit	HSBK	Buy	6,108,000	1,818,940		2/19/15	51,535	-
Chilean Peso	MSCO	Buy	801,470,000	1,403,134		2/23/15	16,314	-
Euro	GSCO	Sell	6,210,000	8,545,892		2/23/15	76,129	-
Chilean Peso	JPHQ	Buy	1,128,000,000	1,976,174		2/24/15	21,382	-
Japanese Yen	HSBK	Sell	187,760,000	1,840,387		2/24/15	-	(8,377)
Chilean Peso	MSCO	Buy	1,174,700,000	2,048,836		2/25/15	31,236	-
Euro	DBAB	Sell	12,097,000	16,586,197		2/25/15	87,081	-
Japanese Yen	JPHQ	Sell	187,900,000	1,833,869		2/25/15	-	(16,294)
Chilean Peso	DBAB	Buy	1,047,180,000	1,823,085		2/26/15	31,020	-
Euro	BZWS	Sell	4,618,433	6,343,023		2/26/15	43,906	-
Euro	SCNY	Sell	8,685,912	11,928,363		2/26/15	81,579	-
Japanese Yen	BZWS	Sell	726,500,000	7,103,953		2/26/15	-	(49,630)
Japanese Yen	SCNY	Sell	696,345,000	6,815,019		2/26/15	-	(41,639)
Euro	BOFA	Sell	1,471,272	2,011,670	JPY	2/27/15	4,981	-
Euro	DBAB	Sell	14,039,070	19,243,353		2/27/15	95,263	-
Mexican Peso	CITI	Buy	62,000,000	4,553,634		2/27/15	164,382	-
Mexican Peso	MSCO	Buy	117,000,000	8,573,941		2/27/15	329,412	-
Chilean Peso	DBAB	Buy	1,082,945,000	1,869,080		3/03/15	47,501	-
Japanese Yen	JPHQ	Sell	416,700,000	4,092,221		3/03/15	-	(11,101)
Japanese Yen	HSBK	Sell	196,900,000	1,929,446		3/04/15	-	(9,486)
Euro	BZWS	Sell	1,348,368	1,852,995		3/09/15	13,849	-
Euro	DBAB	Sell	10,610,000	14,567,000		3/09/15	95,178	-
Euro	HSBK	Sell	1,285,000	1,766,567		3/09/15	13,853	-

Templeton Global Income Fund
Statement of Investments, May 31, 2014 (unaudited) (continued)
Japanese Yen	BZWS	Sell	192,016,500	1,877,756		3/09/15	-	(13,192)
Euro	CITI	Sell	4,817,000	6,666,848		3/10/15	96,528	-
Euro	MSCO	Sell	3,640,000	5,041,309		3/10/15	76,400	-
Chilean Peso	DBAB	Buy	1,135,180,000	1,929,299		3/13/15	77,951	-
Euro	JPHQ	Sell	296,000	410,206		3/16/15	6,454	-
Singapore Dollar	CITI	Buy	21,787,381	17,245,721		3/17/15	134,939	-
Japanese Yen	CITI	Sell	220,552,000	2,172,626		3/19/15	424	-
Japanese Yen	MSCO	Sell	311,200,000	3,082,104		3/19/15	17,115	-
Chilean Peso	JPHQ	Buy	670,400,000	1,137,235		3/20/15	47,448	-
Japanese Yen	BZWS	Sell	125,158,380	1,226,562	EUR	3/25/15	-	(6,197)
Malaysian Ringgit	HSBK	Buy	1,130,000	336,530	EUR	3/31/15	8,629	-
Euro	HSBK	Sell	7,909,000	10,903,941		4/10/15	114,583	-
Malaysian Ringgit	HSBK	Buy	1,130,000	339,288		4/10/15	5,647	-
Euro	SCNY	Sell	3,955,000	5,466,720		4/13/15	71,282	-
Euro	JPHQ	Sell	3,144,000	4,357,741		4/14/15	68,654	-
Japanese Yen	CITI	Sell	146,000,000	1,442,310		4/15/15	3,934	-
Euro	HSBK	Sell	4,695,000	6,519,524		4/16/15	114,481	-
Mexican Peso	CITI	Buy	21,365,740	1,583,234		4/16/15	35,900	-
Malaysian Ringgit	JPHQ	Buy	19,607,841	5,930,090		4/21/15	51,005	-
Euro	BZWS	Sell	4,026,945	5,583,198		4/30/15	89,167	-
Euro	SCNY	Sell	6,683,000	9,248,336		4/30/15	130,604	-
Euro	BZWS	Sell	4,107,651	5,692,629		5/05/15	88,356	-
Chilean Peso	MSCO	Buy	730,900,000	1,247,483		5/11/15	38,204	-
Japanese Yen	CITI	Sell	152,233,000	1,503,209		5/12/15	2,976	-
Euro	GSCO	Sell	560,000	771,680		5/13/15	7,615	-
Japanese Yen	GSCO	Sell	203,561,000	2,005,330		5/13/15	-	(755)
Japanese Yen	SCNY	Sell	152,158,000	1,500,276		5/13/15	766	-
Euro	GSCO	Sell	1,688,000	2,325,119		5/14/15	21,998	-
Japanese Yen	CITI	Sell	152,157,000	1,496,886		5/14/15	-	(2,631)
Japanese Yen	BOFA	Sell	705,633,500	6,950,000		5/18/15	-	(4,374)
Japanese Yen	BOFA	Sell	704,526,000	6,960,000		5/19/15	16,465	-
Japanese Yen	BZWS	Sell	706,440,000	6,960,000		5/19/15	-	(2,400)
Japanese Yen	CITI	Sell	705,604,100	6,960,000		5/19/15	5,840	-
Japanese Yen	HSBK	Sell	707,007,200	6,960,000		5/19/15	-	(7,990)
Chilean Peso	MSCO	Buy	2,278,980,000	4,009,465		5/22/15	-	(4,510)
Mexican Peso	JPHQ	Buy	39,025,000	2,940,179		5/28/15	6,524	-
Euro	GSCO	Sell	454,000	617,751		6/01/15	-	(1,745)
Unrealized appreciation (depreciation)							14,232,501	(7,653,248)
Net unrealized appreciation (depreciation)							$6,579,253

[a] May be comprised of multiple contracts using the same currency and settlement date.
*In U.S. dollars unless otherwise indicated.

Templeton Global Income Fund

Statement of Investments, May 31, 2014 (unaudited) (continued)

At May 31, 2014, the Fund had the following forward interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

		Counterparty /	Expiration	Notional	Unrealized	Unrealized
	Description	Exchange	Date	Amount	Appreciation	Depreciation
OTC Swaps
Receive 3-month USD BBA LIBOR Pay Fixed rate 3.558%		JPHQ	3/04/21	$1,160,000		$-	$(120,943)
Receive 3-month USD BBA LIBOR Pay Fixed rate 3.523%		DBAB	3/28/21	3,970,000		-	(395,609)
Receive 3-month USD BBA LIBOR Pay Fixed rate 4.215%		JPHQ	1/11/41	3,030,000		-	(568,689)
Receive 3-month USD BBA LIBOR Pay Fixed rate 4.347%		CITI	2/25/41	6,980,000		-	(1,455,333)
Receive 3-month USD BBA LIBOR Pay Fixed rate 4.349%		JPHQ	2/25/41	6,980,000		-	(1,458,862)
Receive 3-month USD BBA LIBOR Pay Fixed rate 4.320%		JPHQ	2/28/41	5,230,000		-	(1,069,557)
Receive 3-month USD BBA LIBOR Pay Fixed rate 4.299%		JPHQ	3/01/41	1,740,000		-	(344,618)

Net unrealized appreciation (depreciation)							$(5,413,611)

ABBREVIATIONS

Counterparty

BOFA	- Bank of America Corp.
BZWS	- Barclays Bank PLC
CITI	- Citibank,N.A.
DBAB	- Deutsche Bank AG
GSCO	- Goldman Sachs Group, Inc.
HSBK	- HSBC Bank PLC
JPHQ	- JPMorgan Chase N.A.
MSCO	- Morgan Stanley and Co. Inc.
SCNY	- Standard Chartered Bank
UBSW	- UBS AG

Currency

BRL	- Brazilian Real
EUR	- Euro
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- South Korean Won
LKR	- Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PEN	- Peruvian Nuevo Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar

Selected Portfolio

FRN	- Floating Rate Note

Templeton Global Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets. Derivatives listed on an exchange are valued at the official closing price of the day.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

4. INCOME TAXES

At May 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,071,201,528

Unrealized appreciation	$75,593,699
Unrealized depreciation	(17,808,678)
Net unrealized appreciation (depreciation)	$57,785,021

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$-	$983,230,344	$	- $	983,230,344
Short Term Investments	91,606,226	54,149,979		-	145,756,205
Total Investments in Securities	$91,606,226	$1,037,380,323	$	- $	1,128,986,549

Other Financial Instruments
Forw ard Exchange Contracts	$-	$14,232,501	$	- $	14,232,501

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$7,653,248	$	- $	7,653,248
Sw ap Contracts	-	5,413,611		-	5,413,611
Total Other Financial Instruments	$-	$13,066,859	$	- $	13,066,859

[a]For detailed categories, see the accompanying Statement of Investments.

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Income Fund

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 28, 2014

By /s/MARK H. OTANI

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date  July 28, 2014